Segment Information - Summary of Reconciliation of Reportable Segment Revenues (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	¥ 850,475	¥ 857,532	¥ 751,563
Segment profit	41,626	68,659	41,743
Segment assets	711,328	701,187
Liabilities	300,262	275,390
IFRS adjustments [member]
Disclosure of operating segments [line items]
Revenue	(858)	(786)	(1,700)
Segment profit	(8,015)	(3,248)	(2,631)
Segment assets	35,610	29,388
Liabilities	19,906	19,464
Adjustment resulted from subsidiary to joint venture	(1,052)
Reversal adjustment of actuarial gains and losses recognized in profit (loss)	(5,854)
IFRS adjustments [member] | Change in presentation of certain product sales from gross basis to net basis [member]
Disclosure of operating segments [line items]
Revenue		(1,167)	(2,121)
IFRS adjustments [member] | Reclassification adjustment [member]
Disclosure of operating segments [line items]
Segment profit		(2,057)	¥ (2,284)
IFRS adjustments [member] | Change of measurement method of certain entities from equity method under Japanese GAAP to FVOCI under IFRS [member]
Disclosure of operating segments [line items]
Segment assets	24,878	17,789
Liabilities at fair value through other comprehensive income	8,254	3,678
IFRS adjustments [member] | Provision for paid vacations and sabbatical vacations [member]
Disclosure of operating segments [line items]
Liabilities	¥ 7,123	¥ 6,459